CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical)	0 Months Ended		9 Months Ended	12 Months Ended
	May 14, 2013	May 14, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Percentage of dividend paid on common stock	5.00%	5.00%	0.00%	5.00%	5.00%